Other Current Assets (Details) - Schedule of Other Current Assets - Other Current Assets [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Other Current Assets (Details) - Schedule of Other Current Assets [Line Items]
Value-added tax recoverable	¥ 7,976	$ 1,156	¥ 6,727
Loans to third parties	24,581	3,564	4,000
Deposits	1,218	177	905
Staff advances	336	49	151
Compensation receivable	842	122
Others	399	58	546
Less: Allowance for doubtful accounts	(1,435)	(208)
Other current assets	¥ 33,917	$ 4,918	¥ 12,329